6. BUSINESS ACQUISITION (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Business Combinations [Abstract]
Allocation of purchase price
At Acquisition Effective Date June 1, 2019	Amount
Cash and cash equivalents	$163,204
Trade accounts receivable, net	652,898
Inventories	728,046
Other current assets	2,889
Fixed assets	232,036
Total Assets Acquired	1,779,073
Accounts payable	401,360
Customer advances	24,350
Accrued compensation and other	41,027
Total Liabilities Assumed	466,737
Net assets acquired	1,312,336
Goodwill	687,664
Total Purchase Price-Initial and Contingent Consideration	$2,000,000

Pro forma operating results

Pro forma operating results include net adjustments resulting from the acquisition transaction.

	Three Months Ended March 31,		Nine Months Ended March 31,
	2020	2019	2020	2019
	(Actual)	(Pro Forma)	(Actual)	(Pro Forma)
Revenues	$2,374,584	$2,413,438	$7,686,330	$7,348,803
Net income (loss)	(466,130)	75,430	(1,103,065)	163,828
Income (loss) per share
Basic	$(0.04)	$0.01	$(0.09)	$0.01
Fully diluted	$(0.04)	$0.01	$(0.09)	$0.01

	2019	2018
Revenues	$10,539,623	$7,932,325
Net Income	$121,946	$472,317
Earnings per Share
Basic	$0.01	$0.05
Fully Diluted	$0.01	$0.05